Capital structure and financial items - Share capital, Treasury shares and Other reserves - Share capital (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding	2,280	2,310	2,350
Increase (decrease) in number of shares outstanding	(30)	(40)
A share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding	537	537	537
Increase (decrease) in number of shares outstanding	0	0
B share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,743	1,773	1,813
Increase (decrease) in number of shares outstanding	(30)	(40)